Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	June 30, 2021	December 31, 2020
	(unaudited)
Property	$2,768,607	$1,828,092
Office equipment	453,759	449,246
Vehicle	35,530	34,351
Less: accumulated depreciation	(446,565)	(313,928)
	$2,811,331	$1,997,761